Quarterly Financial Statements (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Statements [Abstract]
Net financing revenue (loss)	$ 611	$ 472	$ 457	$ 351	$ 318	$ 254	$ 340	$ 212	$ 1,891		$ 1,124		$ 1,073
Other revenue	480	775	714	605	591	550	611	536	2,574		2,288		2,672
Total net revenue (loss)	1,091	1,247	1,171	956	909	804	951	748	4,465		3,412		3,745
Provision for loan losses	93	105	33	98	(30)	55	57	79	329		161		361
Total noninterest expense	951	845	971	855	921	745	920	842	3,622		3,428		3,621
Income (loss) from continuing operations before income tax expense	47	297	167	3	18	4	(26)	(173)	514		(177)		(237)
Income tax expense (benefit) from continuing operations	(887)	46	(16)	1	14	10	8	10	(856)		42		97
Net income (loss) from continuing operations	934	251	183	2	4	(6)	(34)	(183)	1,370		(219)		(334)
Income (loss) from discontinued operations, net of tax	466	133	(1,081)	308	(210)	(204)	147	329	(174)		62		1,363
Net income (loss)	$ 1,400	$ 384	$ (898)	$ 310	$ (206)	$ (210)	$ 113	$ 146	$ 1,196		$ (157)		$ 1,029
Net income (loss) from continuing operations, Per Basic Share	$ 551	$ 38	$ (13)	$ (149)					$ 427		$ (738)		$ (2,742)
Net (loss) income, Basic	$ 901	$ 137	$ (825)	$ 82					$ 296		$ (691)		$ (1,039)
Net income (loss) from continuing operations, Per Diluted Share	$ 455	$ 38	$ (13)	$ (149)					$ 427	[1]	$ (738)	[1]	$ (2,742)	[1]
Net (loss) income, Diluted	$ 700	$ 137	$ (825)	$ 82					$ 296	[1]	$ (691)	[1]	$ (1,039)	[1]
Net income (loss) from continuing operations, Per Basic and Diluted Share					$ (147)	$ (154)	$ (170)	$ (266)
Net income (loss), Basic and Diluted					$ (305)	$ (308)	$ (58)	$ (19)

[1]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2011 and 2010, respectively, net income (loss) from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.